Exhibit 2 - Conditions of the most significant debt (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)
Conditions of the most significant debt
Borrowings	$ 95,060,928		$ 46,731,754
Bonds domestic currency One [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2010-12
Expiry date	2040-12
Currency	COP
Disbursement	$ 284,300
Borrowings	$ 284,300		284,300
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Two [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-08
Expiry date	2023-08
Currency	COP
Disbursement	$ 168,600
Borrowings	$ 168,600		168,600
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Three [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-08
Expiry date	2028-08
Currency	COP
Disbursement	$ 347,500
Borrowings	$ 347,500		347,500
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Four [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-08
Expiry date	2043-08
Currency	COP
Disbursement	$ 262,950
Borrowings	$ 262,950		262,950
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Five [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-12
Expiry date	2023-12
Currency	COP
Disbursement	$ 180,000
Borrowings	$ 180,000
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Six [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-12
Expiry date	2041-12
Currency	COP
Disbursement	$ 120,000
Borrowings	$ 120,000
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Seven [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2013-05
Expiry date	2022-05
Currency	COP
Disbursement	$ 120,000
Borrowings	$ 120,000
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Eight [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2013-05
Expiry date	2028-05
Currency	COP
Disbursement	$ 100,000
Borrowings	$ 100,000
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Nine [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2015-05
Expiry date	2025-05
Currency	COP
Disbursement	$ 100,000
Borrowings	$ 100,000
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Ten [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2015-05
Expiry date	2030-05
Currency	COP
Disbursement	$ 120,000
Borrowings	$ 120,000
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Eleven [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2015-05
Expiry date	2035-05
Currency	COP
Disbursement	$ 280,000
Borrowings	$ 280,000
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Tweleve [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-02
Expiry date	2024-02
Currency	COP
Disbursement	$ 115,000
Borrowings	$ 115,000
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Thirteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-02
Expiry date	2028-02
Currency	COP
Disbursement	$ 152,000
Borrowings	$ 152,000
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency fourteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-02
Expiry date	2041-02
Currency	COP
Disbursement	$ 133,000
Borrowings	$ 133,000
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Fifteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-04
Expiry date	2024-04
Currency	COP
Disbursement	$ 260,780
Borrowings	$ 260,780
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Sixteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-04
Expiry date	2032-04
Currency	COP
Disbursement	$ 196,300
Borrowings	$ 196,300
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Seventeen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-04
Expiry date	2042-04
Currency	COP
Disbursement	$ 242,920
Borrowings	$ 242,920
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Eighteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-11
Expiry date	2025-11
Currency	COP
Disbursement	$ 150,080
Borrowings	$ 150,080
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Nineteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-11
Expiry date	2031-11
Currency	COP
Disbursement	$ 120,100
Borrowings	$ 120,100
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-11
Expiry date	2047-11
Currency	COP
Disbursement	$ 229,820
Borrowings	$ 229,820
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty One [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-07
Expiry date	2027-07
Currency	COP
Disbursement	$ 156,500
Borrowings	$ 156,500
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty Two [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-07
Expiry date	2033-07
Currency	COP
Disbursement	$ 142,063
Borrowings	$ 142,063
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty Three [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-07
Expiry date	2043-07
Currency	COP
Disbursement	$ 201,437
Borrowings	$ 201,437
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty Four [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-08
Expiry date	2029-08
Currency	COP
Disbursement	$ 160,000
Borrowings	$ 160,000
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty Five [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-08
Expiry date	2040-08
Currency	UVR (1)
Disbursement	$ 147,132
Borrowings	$ 147,132
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Annual
Bonds domestic currency Twenty Six [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-07
Expiry date	2034-01
Currency	UVR (1)
Disbursement	$ 341,416
Borrowings	$ 341,416
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds domestic currency Twenty Seven [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-10
Expiry date	2026-10
Currency	COP
Disbursement	$ 100,000
Borrowings	$ 100,000
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
Syndicated commercial loan, domestic currency One [Member]
Conditions of the most significant debt
Company	Oleoducto Bicentenario
Issue date	2012-07
Expiry date	2024-07
Currency	COP
Disbursement	$ 2,100,000
Borrowings	$ 592,550		$ 800,450
Interest rate	Floating
Amortization of the principal	Quarterly
Payment of interest	Quarterly
Commercial Loan One [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-12
Expiry date	2028-01
Currency	COP
Disbursement	$ 250,000
Borrowings	$ 250,000
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Two [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-12
Expiry date	2034-01
Currency	COP
Disbursement	$ 150,000
Borrowings	$ 150,000
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Three [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-12
Expiry date	2034-01
Currency	COP
Disbursement	$ 150,000
Borrowings	$ 150,000
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Four [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-12
Expiry date	2034-01
Currency	UVR (1)
Disbursement	$ 392,168
Borrowings	$ 161,904
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Five [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-07
Expiry date	2035-07
Currency	COP
Disbursement	$ 217,500
Borrowings	$ 4,651
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Six [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-10
Expiry date	2031-10
Currency	COP
Disbursement	$ 158,050
Borrowings	$ 158,050
Interest rate	Floating
Amortization of the principal	Quarterly
Payment of interest	Quarterly
Commercial Loan Seven [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-10
Expiry date	2028-10
Currency	COP
Disbursement	$ 70,500
Borrowings	$ 70,500
Interest rate	Floating
Amortization of the principal	Quarterly
Payment of interest	Quarterly
Commercial Loan Eight [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-07
Expiry date	2024-07
Currency	COP
Disbursement	$ 28,000
Borrowings	$ 8,717
Interest rate	Floating
Amortization of the principal	Quarterly
Payment of interest	Quarterly
Commercial Loan Nine Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-08
Expiry date	2024-08
Currency	COP
Disbursement	$ 32,000
Borrowings	$ 23,863
Interest rate	Floating
Amortization of the principal	Quarterly
Payment of interest	Quarterly
Commercial Loan Ten [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-12
Expiry date	2024-12
Currency	COP
Disbursement	$ 10,000
Borrowings	$ 7,472
Interest rate	Floating
Amortization of the principal	Quarterly
Payment of interest	Quarterly
Commercial Loan Eleven Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-05
Expiry date	2028-11
Currency	COP
Disbursement	$ 59,467
Borrowings	$ 59,467
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Twelve [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-11
Expiry date	2028-11
Currency	COP
Disbursement	$ 23,000
Borrowings	$ 23,000
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency One [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-09
Expiry date	2023-09
Currency	USD
Disbursement		$ 1,300
Borrowings		1,300		$ 1,300
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Two [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-09
Expiry date	2043-09
Currency	USD
Disbursement		850
Borrowings		850		850
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Three [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2014-05
Expiry date	2045-05
Currency	USD
Disbursement		2,000
Borrowings		2,000		2,000
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Four [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2014-09
Expiry date	2025-01
Currency	USD
Disbursement		1,200
Borrowings		1,200		1,200
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Five [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2015-06
Expiry date	2026-06
Currency	USD
Disbursement		1,500
Borrowings		1,500		1,500
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Six [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2021-11
Expiry date	2031-11
Currency	USD
Disbursement		1,250
Borrowings		1,250
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Seven [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2021-11
Expiry date	2051-11
Currency	USD
Disbursement		750
Borrowings		750
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Eight [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2016-06
Expiry date	2023-09
Currency	USD
Disbursement		500
Borrowings		500		500
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Nine [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2020-04
Expiry date	2030-04
Currency	USD
Disbursement		2,000
Borrowings		2,000		2,000
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Ten
Conditions of the most significant debt
Company	Oleoducto Central S.A.S.
Issue date	2014-05
Expiry date	2021-05
Currency	USD
Disbursement		500
Borrowings		500		500
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Eleven [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-11
Expiry date	2033-11
Currency	USD
Disbursement		330
Borrowings		330
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Tweleve [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-07
Expiry date	2034-01
Currency	USD
Disbursement		151
Borrowings		151
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-01
Expiry date	2026-01
Currency	USD
Disbursement		38
Borrowings		38
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Quarterly
Bonds Foreign currency Fourteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2012-10
Expiry date	2031-04
Currency	USD
Disbursement		40
Borrowings		40
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Fifteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2012-11
Expiry date	2022-11
Currency	USD
Disbursement		26
Borrowings		26
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Sixteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2013-02
Expiry date	2023-02
Currency	USD
Disbursement		19
Borrowings		19
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Seventeen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2013-05
Expiry date	2023-05
Currency	USD
Disbursement		450
Borrowings		450
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Eighteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2019-04
Expiry date	2034-04
Currency	USD
Disbursement		600
Borrowings		600
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Nineteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-03
Expiry date	2024-02
Currency	USD
Disbursement		54
Borrowings		54
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Annual
Bonds Foreign currency Twenty [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-05
Expiry date	2025-04
Currency	USD
Disbursement		111
Borrowings		111
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Twenty one [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2019-12
Expiry date	2029-12
Currency	USD
Disbursement		73
Borrowings		73
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Two [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-12
Expiry date	2028-11
Currency	USD
Disbursement		143
Borrowings		143
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Three [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-12
Expiry date	2044-05
Currency	USD
Disbursement		143
Borrowings		143
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Four Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-02
Expiry date	2044-07
Currency	USD
Disbursement		121
Borrowings		121
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Five [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-05
Expiry date	2024-05
Currency	USD
Disbursement		215
Borrowings		215
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Bullet
Bonds Foreign currency Twenty Six [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-10
Expiry date	2031-10
Currency	USD
Disbursement		120
Borrowings		120
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Seven [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-10
Expiry date	2039-10
Currency	USD
Disbursement		50
Borrowings		50
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Eight [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2001-08
Expiry date	2022-06
Currency	USD
Disbursement		421
Borrowings		421
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Nine [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-08
Expiry date	2025-06
Currency	USD
Disbursement		213
Borrowings		213
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-08
Expiry date	2030-12
Currency	USD
Disbursement		220
Borrowings		220
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty One [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-08
Expiry date	2024-12
Currency	USD
Disbursement		37
Borrowings		37
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty Two [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2019-06
Expiry date	2030-12
Currency	USD
Disbursement		183
Borrowings		183
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty Three [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2006-11
Expiry date	2022-06
Currency	USD
Disbursement		55
Borrowings		55
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty Four [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-02
Expiry date	2050-06
Currency	USD
Disbursement		32
Borrowings		32
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty Five [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-07
Expiry date	2056-06
Currency	USD
Disbursement		1,200
Borrowings		1,200
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Half-yearly
International Commercial Loans One [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2019-09
Expiry date	2025-09
Currency	USD
Disbursement		70
Borrowings		70
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Two [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-06
Expiry date	2022-06
Currency	USD
Disbursement		40
Borrowings		40
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Bullet
International Commercial Loans Three [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-06
Expiry date	2022-06
Currency	USD
Disbursement		10
Borrowings		10
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Bullet
International Commercial Loans Four [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-06
Expiry date	2022-06
Currency	USD
Disbursement		40
Borrowings		40
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Bullet
International Commercial Loans Five [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-06
Expiry date	2022-06
Currency	USD
Disbursement		10
Borrowings		10
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Bullet
International Commercial Loans Six [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-08
Expiry date	2022-08
Currency	USD
Disbursement		83
Borrowings		82
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Bullet
International Commercial Loans Seven [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-11
Expiry date	2022-02
Currency	USD
Disbursement		62
Borrowings		62
Interest rate	Fixed
Amortization of the principal	Bullet
Payment of interest	Bullet
International Commercial Loans Eight [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-02
Expiry date	2024-07
Currency	USD
Disbursement		5
Borrowings		3
Interest rate	Floating
Amortization of the principal	Quarterly
Payment of interest	Quarterly
International Commercial Loans Nine [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2014-01
Expiry date	2029-03
Currency	USD
Disbursement		51
Borrowings		25
Interest rate	Floating
Amortization of the principal	Monthly
Payment of interest	Monthly
International Commercial Loans Ten [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2014-01
Expiry date	2024-01
Currency	USD
Disbursement		19
Borrowings		4
Interest rate	Fixed
Amortization of the principal	Monthly
Payment of interest	Monthly
International Commercial Loans Eleven [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-08
Expiry date	2032-03
Currency	USD
Disbursement		49
Borrowings		36
Interest rate	Floating
Amortization of the principal	Monthly
Payment of interest	Monthly
International Commercial Loans Twelve [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-04
Expiry date	2022-04
Currency	USD
Disbursement		116
Borrowings		116
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Quarterly
International Commercial Loans Thirteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-01
Expiry date	2026-05
Currency	USD
Disbursement		8
Borrowings		3
Interest rate	Floating
Amortization of the principal	Monthly
Payment of interest	Monthly
International Commercial Loans Fourteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-11
Expiry date	2026-05
Currency	USD
Disbursement		9
Borrowings		3
Interest rate	Floating
Amortization of the principal	Monthly
Payment of interest	Monthly
International Commercial Loans Fifteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-11
Expiry date	2026-05
Currency	USD
Disbursement		8
Borrowings		3
Interest rate	Floating
Amortization of the principal	Monthly
Payment of interest	Monthly
International Commercial Loans Sixteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2010-05
Expiry date	2030-05
Currency	USD
Disbursement		39
Borrowings		24
Interest rate	Fixed
Amortization of the principal	Monthly
Payment of interest	Monthly
International Commercial Loans Seventeen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-11
Expiry date	2022-12
Currency	USD
Disbursement		5
Borrowings		2
Interest rate	Floating
Amortization of the principal	Monthly
Payment of interest	Monthly
International Commercial Loans Eighteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-03
Expiry date	2024-08
Currency	USD
Disbursement		6
Borrowings		6
Interest rate	Floating
Amortization of the principal	Quarterly
Payment of interest	Quarterly
International Commercial Loans Nineteen [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-04
Expiry date	2022-12
Currency	USD
Disbursement		5
Borrowings		5
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Monthly
International Commercial Loans Twenty [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-03
Expiry date	2024-03
Currency	USD
Disbursement		106
Borrowings		17
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Twenty One [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2012-09
Expiry date	2023-09
Currency	USD
Disbursement		57
Borrowings		9
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Twenty Two [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-10
Expiry date	2025-03
Currency	USD
Disbursement		8
Borrowings		8
Interest rate	Floating
Amortization of the principal	Monthly
Payment of interest	Monthly
International Commercial Loans Twenty Three [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-03
Expiry date	2024-03
Currency	USD
Disbursement		57
Borrowings		7
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Twenty Four [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2012-09
Expiry date	2023-09
Currency	USD
Disbursement		32
Borrowings		4
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Twenty Five [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-03
Expiry date	2024-03
Currency	USD
Disbursement		44
Borrowings		10
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Twenty Six [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2012-09
Expiry date	2023-09
Currency	USD
Disbursement		23
Borrowings		5
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Twenty Seven [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-05
Expiry date	2024-03
Currency	USD
Disbursement		11
Borrowings		11
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Twenty Eight [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-05
Expiry date	2024-03
Currency	USD
Disbursement		6
Borrowings		6
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Twenty Nine [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-09
Expiry date	2022-08
Currency	USD
Disbursement		66
Borrowings		10
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Thirty [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-09
Expiry date	2022-08
Currency	USD
Disbursement		12
Borrowings		4
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Thirty One [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2019-01
Expiry date	2022-12
Currency	USD
Disbursement		6
Borrowings		4
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Thirty Two [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-09
Expiry date	2050-06
Currency	USD
Disbursement		12
Borrowings		16
Interest rate	Fixed
Amortization of the principal	Monthly
Payment of interest	Monthly
International Commercial Loans Thirty Three [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-05
Expiry date	2025-05
Currency	USD
Disbursement		105
Borrowings		105
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Thirty Four [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-05
Expiry date	2026-05
Currency	USD
Disbursement		70
Borrowings		70
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
Committed credit line
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2020-04
Expiry date	2023-09
Currency	USD
Disbursement		665
Borrowings		665		665
Interest rate	Floating
Amortization of the principal	Bullet
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Two [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2017-12
Expiry date	2027-12
Currency	USD
Disbursement		2,001
Borrowings		1,100		1,305
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Three [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2017-12
Expiry date	2027-12
Disbursement		76
Borrowings		41		49
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Four [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2017-12
Expiry date	2027-12
Disbursement		73
Borrowings		40		48
Interest rate	Fixed
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Five [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2017-12
Expiry date	2027-12
Disbursement		159
Borrowings		87		103
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International commercial loans - ISA Acquisiton [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2021-08
Expiry date	2023-08
Currency	USD
Disbursement		3,672
Borrowings		1,672
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly
International commercial loans Reficar One [Member]
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2017-12
Expiry date	2025-12
Disbursement		359
Borrowings		$ 224		$ 257
Interest rate	Floating
Amortization of the principal	Half-yearly
Payment of interest	Half-yearly